Related party transactions - Interest income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related party transactions
Total interest income arising from financial assets	$ 410	$ 569	$ 898	$ 1,059
Associates
Related party transactions
Total interest income arising from financial assets	11	25	26	25
Castcrown Ltd
Related party transactions
Total interest income arising from financial assets	$ 11	$ 25	$ 26	$ 25